SHARE-BASED COMPENSATION, Stock Option and Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			68 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023
Additional Disclosures [Abstract]
Vested share-based awards withheld to satisfy income tax obligations (in shares)	58,080	55,430
Vested share-based awards withheld to satisfy income tax obligations	$ 3.3	$ 2.6
Restricted Stock [Member]
Number of Shares [Roll Forward]
Nonvested at beginning of period (in shares)	343,806
Granted (in shares)	158,447
Vested (in shares)	(179,336)
Forfeited (in shares)	(8,057)
Nonvested at end of period (in shares)	314,860	343,806		314,860
Weighted Average Grant-date Fair Value [Roll Forward]
Nonvested at beginning of period (in dollars per share)	$ 41.01
Granted (in dollars per share)	56.5	$ 46.56	$ 35.95
Vested (in dollars per share)	39.49
Forfeited (in dollars per share)	42.28
Nonvested at end of period (in dollars per share)	$ 49.57	$ 41.01		$ 49.57
Aggregated fair value of restricted shares	$ 7.1	$ 7.1	$ 7.7
Additional Disclosures [Abstract]
Vested share-based awards withheld to satisfy income tax obligations (in shares)	58,080	55,430
Vested share-based awards withheld to satisfy income tax obligations	$ 3.3	$ 2.6
2017 Director LTIP [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)	19,804			101,280
2012 Employee LTIP [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)	2,144,578
2021 Employee LTIP [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)	138,643